BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 20,020	$ 18,544
Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	20,177
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(157)
2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,052
2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	881
2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,767
2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,015
2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,554
Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,908
Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	8,067	7,213
Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	8,100
Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(33)
Utilities | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	486
Utilities | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	351
Utilities | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,676
Utilities | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,370
Utilities | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	783
Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,434
Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,635	8,210
Transport | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,680
Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(45)
Transport | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	431
Transport | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	454
Transport | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	330
Transport | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	391
Transport | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	928
Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,146
Midstream
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,111	2,198
Midstream | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,153
Midstream | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(42)
Midstream | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10
Midstream | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11
Midstream | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	510
Midstream | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10
Midstream | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,088
Midstream | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	524
Data
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,207	$ 923
Data | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,244
Data | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(37)
Data | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	125
Data | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	65
Data | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	251
Data | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	244
Data | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	755
Data | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 1,804